Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shareholders Ownership, Percentage	62.00%
Working Capital Deficit	$ 9,800,000
Net Income (Loss) Attributable to Parent, Total	3,247,415	$ (765,615)
Net Income (Loss) Available to Common Stockholders, Basic, Total	2,908,346	(2,219,344)
Net Cash Provided by (Used in) Operating Activities, Total	3,973,031	$ 824,384
Cash, Ending Balance	1,300,000
Restricted Cash and Cash Equivalents, Total	$ 2,600,000